FINANCIAL RISK MANAGEMENT - Liquidity Risk Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Working capital deficit	$ (724,326,000)	$ (178,943,000)
Borrowings	5,728,184,000	3,917,433,000
Distributions from investments	51,372,000	71,916,000
Corporate credit facility | Corporate borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	0	0
Undrawn borrowing facilities	$ 500,000,000	$ 500,000,000